OTHER EXPENSES	12 Months Ended
Mar. 31, 2021
OTHER EXPENSES
OTHER EXPENSES

20.OTHER EXPENSES

(a)Other operating expenses

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Amortization of intangible assets	$16,166	$27,997	$22,680
Depreciation of property and equipment	7,763	13,651	4,515
Bad debt expense	34,260	80,050	123,288
Share-based compensation	6,492	12,250	5,916
	$64,681	$133,948	$156,399

(b)Employee expenses

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Wages, salaries and commissions	$160,127	$211,457	$233,575
Benefits	14,755	22,218	22,315
	$174,882	$233,675	$255,890

Employee expenses of $64.6 million and $110.3 million are included in administrative expense and selling and marketing expenses, respectively, in fiscal 2021 Consolidated Statements of Loss. Corresponding amounts of $80.3 million and $153.4 million, respectively, are reflected in the comparable year in fiscal 2020 and $93.8 million and $162.1 million, respectively, are reflected in the comparable year in fiscal 2019.